Contingencies (Details)	1 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Oct. 30, 2017	Oct. 20, 2017	Oct. 17, 2017	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)
SUBSEQUENT EVENTS
Amount of sought payment	¥ 40,000,000	$ 6,148,000
Loss Contingency, Damages Sought, Value	¥ 40,000,000	$ 6,148,000
Commercial Bank | Two-year credit facility
SUBSEQUENT EVENTS
Term of debt					2 years
Construction company | Data center building case
SUBSEQUENT EVENTS
Amount of construction fees not paid										¥ 73,900,000	$ 10,644,000
BFSMC
SUBSEQUENT EVENTS
Amount of sought payment						¥ 50,500,000	$ 7,762,000
Loss Contingency, Damages Sought, Value						50,500,000	$ 7,762,000
Xin Run
SUBSEQUENT EVENTS
Bank Deposit and Other Assets						50,500,000						$ 7,762,000
Xin Run | Commercial Bank | Eighteen-month credit facility
SUBSEQUENT EVENTS
Term of debt				18 months
Xin Run | Commercial Bank | Three-year credit facility
SUBSEQUENT EVENTS
Term of debt			3 years
Xin Run | BFSMC | Data center sale case
SUBSEQUENT EVENTS
Amount of sought payment								¥ 105,600,000	$ 16,230,000
Amount of provision made						¥ 0
Loss Contingency, Damages Sought, Value								¥ 105,600,000	$ 16,230,000